Capital Stock	12 Months Ended
Sep. 30, 2016
Capital Stock [Abstract]
Capital Stock
18. CAPITAL STOCK
Common Stock
Authorized common stock consists of 300 million shares with a par value of $1 per share. As of 30 September 2016, 249 million shares were issued, with 217 million outstanding.
On 15 September 2011, the Board of Directors authorized the repurchase of up to $1,000 of our outstanding common stock. We repurchase shares pursuant to Rules 10b5-1 and 10b-18 under the Securities Exchange Act of 1934, as amended, through repurchase agreements established with several brokers. We did not purchase any of our outstanding shares during fiscal year 2016. At 30 September 2016, $485.3 in share repurchase authorization remains.
The following table reflects the changes in common shares:

Year ended 30 September	2016	2015	2014
Number of Common Shares Outstanding
Balance, beginning of year	215,359,113	213,538,144	211,179,257
Issuance of treasury shares for stock option and award plans	1,991,712	1,820,969	2,358,887
Balance, end of year	217,350,825	215,359,113	213,538,144

Preferred Stock
Authorized preferred stock consists of 25 million shares with a par value of $1 per share, of which 2.5 million were designated as Series A Junior Participating Preferred Stock. There were no shares issued or outstanding as of 30 September 2016 and 2015.